[Letterhead of Milbank, Tweed, Hadley & McCloy LLP]

September 28, 2005

Michele M. Anderson

Legal Branch Chief

U.S. Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Washington, DC 20549-0303

Daniel F. Zimmerman

Staff Attorney

U.S. Securities and Exchange Commission

Division of Corporate Finance

450 Fifth Street, N.W.

Washington, DC 20549-0303

Re:	RCN Corporation – Amendment No. 1 to Form S-1 (File No. 333-126885)
Filed September 2, 2005

Dear Ms. Anderson and Mr. Zimmerman:

On behalf of RCN Corporation (“RCN”) and the co-registrants, this letter responds to the comments of the Staff of the Securities and Exchange Commission (the “Staff”) with respect to the above-referenced registration statement provided in the letter dated September 15, 2005 (the “Comment Letter”). The following responses to the Staff’s comments were provided by RCN and are keyed to the comments in the Comment Letter. For your convenience, we have set forth the text of your comments in italics above each of the responses. We filed today Amendment No. 2 to the above referenced registration statement. Copies of this letter and the registration statement (as amended) are being delivered to you.

Amendment No. 1 Form S-1

1.	Please update the disclosure in your registration statement to speak as of the most recent practicable date. For example, your Form S-1 disclosure at page 50 indicates that your disclosure controls and procedures were not effective at December 31, 2004. However, page 49 of your Form 10-Q for the quarter ended June 30, 2005, filed August 9, 2005, indicates that your disclosure controls and procedures were still not effective as of June 30, 2005. Please update the S-1 to clarify, if true, that your disclosure controls and procedures have been ineffective on a continuous basis at least from December 1, 2004, through June 30, 2005.

Response:

We have revised the disclosure in the registration statement to address your requests.

Common Stock held in Claims Reserve

2.	We have reviewed your response to prior comment 1 and we believe that it is inappropriate to register for resale any shares not yet distributed to the claim holders from the claims reserve by the time of effectiveness of the registration statement. Please revise to remove these shares from the registration statement.

Response:

We have revised the registration statement to remove the claims reserve shares from the securities that are being registered by the registration statement. We have retained, however, some of the disclosure relating to the existence of the claims reserve, including the number of shares that may be allocated to former unsecured creditors, for general disclosure purposes.

Exhibit 5.1

3.	Counsel’s opinion makes several assumptions that appear to be inappropriate because counsel is in a better position than investors to verify the facts underlying these assumptions or, in the case of the second full paragraph on the page 2 of the opinion, the assumptions are overly broad. See:

•	The assumptions numbered (iv), (v), (vi) and (vii) on page 2; and

•	The assumptions regarding choice of New York law in the second full paragraph on page 2.

Please have counsel revise to remove these assumptions or advise us in your response letter why they are appropriate.

Response:

As discussed with you on September 26, 2005, RCN has received a legal opinion from Nixon Peabody LLP, counsel to RCN in Massachusetts, Pennsylvania, New Jersey, Illinois, Virginia and the District of Columbia, as to the due authorization, execution and delivery of the guaranty of the Notes by the respective RCN subsidiaries organized in those jurisdictions. Milbank will rely on the Nixon Peabody opinion for purposes of our opinion filed as Exhibit 5.1. The Nixon Peabody opinion has been filed as Exhibit 5.2 to the Registration Statement. Accordingly, we have revised our opinion to delete the assumptions numbered (iv), (v), (vi) and (vii) on page 2. Based upon the aforementioned opinion from Nixon Peabody LLP and as discussed with you on September 26, 2005, we also have deleted the assumptions regarding choice of New York law in the second full paragraph on page 2 and wish to reiterate that with respect to the enforceability of the Notes and the Subsidiaries Guaranty, we are opining as to their enforceability only under New York law, as those agreements are governed by New York law.

5.	We also note that counsel refers to and limits the opinion to “the General Corporation Law of the State of Delaware.” Please confirm to us in your response letter than counsel concurs with our understanding that this reference and limitation includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws. See Section VIII.A.14 of Division of Corporate Finance, Current Issues and Rulemaking Project (November 14, 2000) which is available on our web site at http://www.sec.gov/pdf/cfcr112k.pdf.

Response:

We confirm that the reference and limitation to “the General Corporation Law of the State of Delaware” in our opinion includes the relevant statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

If you have any questions or comments relating to the foregoing, please contact Thomas C. Janson at (212) 530-5921 or Tracey L. Heaton at (212) 530-5120.

Very truly yours,

/s/ Thomas C. Janson

Thomas C. Janson

cc:	Stephen Bogiages, Esq.
RCN Corporation

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